Offerings	Nov. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share to be issued pursuant to the Inmagene Biopharmaceuticals 2019 Stock Incentive Plan
Amount Registered | shares	455,938
Proposed Maximum Offering Price per Unit	5.31
Maximum Aggregate Offering Price	$ 2,421,030.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 334.35
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock ("Common Stock") of ImageneBio, Inc. (the "Registrant") that become issuable under the Registrant's 2019 Stock Incentive Plan (the "2019 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2019 Plan. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 455,938 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2019 Plan are made pursuant to Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee, and are calculated using the weighted-average exercise price of such stock options of $5.31 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share to be issued pursuant to the ImageneBio, Inc. 2025 Equity Incentive Plan
Amount Registered | shares	1,118,167
Proposed Maximum Offering Price per Unit	8.20
Maximum Aggregate Offering Price	$ 9,168,969.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,266.24
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents shares of Common Stock reserved for future grant under the 2025 Plan. The 2025 Plan provides that the number of shares initially reserved for issuance under the 2025 Plan will automatically increase on January 1 of each year for a period of ten years, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to 5% of the total number of shares of Capital Stock outstanding (as defined in the 2025 Plan) determined on December 31 of the preceding year, unless the Registrant's board of directors acts prior to January 1 of a given year to provide that the increase for such year will be a lesser number of shares. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 1,118,167 shares of Common Stock reserved for future grant under the 2025 Plan are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon the average of the high and low prices of the Common Stock on November 5, 2025, as reported on the Nasdaq Capital Market.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share to be issued pursuant to the ImageneBio, Inc. 2025 Employee Stock Purchase Plan
Amount Registered | shares	111,816
Proposed Maximum Offering Price per Unit	6.97
Maximum Aggregate Offering Price	$ 779,357.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 107.63
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents 111,816 shares of Common Stock reserved for future grant under the 2025 ESPP. The 2025 ESPP provides that the number of shares initially reserved for issuance under the 2025 ESPP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2026 and ending on (and including) January 1, 2035, by an amount equal to the lesser of (i) 1% of the total number of shares of Capital Stock outstanding (as defined in the 2025 ESPP) determined on December 31 of the preceding year, and (ii) 227,944 shares of Common Stock. Notwithstanding the foregoing, the Registrant's board of directors may act prior to January 1st of a given year to provide that there will be no January 1 increase in the share reserve for such calendar year or that the increase for such year will be a lesser number of shares. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 111,816 shares of Common Stock reserved for future grant under the 2025 ESPP are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon 85% of the average of the high and low prices of the Common Stock on November 5, 2025, as reported on the Nasdaq Capital Market, which is the percentage of the trading price per share applicable to purchasers under the 2025 ESPP.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share to be issued pursuant to the ImageneBio, Inc. 2025 Equity Inducement Plan
Amount Registered | shares	589,585
Proposed Maximum Offering Price per Unit	8.20
Maximum Aggregate Offering Price	$ 4,834,597.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 667.66
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Registrant's 2025 Equity Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents shares of Common Stock reserved for future grant under the Inducement Plan. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 589,585 shares of Common Stock reserved for future grant under the Inducement Plan are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon the average of the high and low prices of the Common Stock on November 5, 2025, as reported on the Nasdaq Capital Market.